Financial Assets Pledged as Collateral - Summary of Financial Assets Pledged as Collateral (Detail) - ARS ($) $ in Thousands		12 Months Ended
	Jan. 01, 2017	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets pledged as collateral [abstract]
Deposits as Collateral	$ 2,778,032	$ 3,663,499	$ 2,344,791
Special Escrow Accounts at the Argentine Central Bank	4,285,315	5,188,169	5,329,804
Forward Purchases of Monetary Regulation Instruments	3,032,246	53,736	1,660,746
Others		1,912,088	11,447
Total	$ 10,095,593	$ 10,817,492	$ 9,346,788